Investment Objectives and Goals	Sep. 25, 2026
NORTH SQUARE DYNAMIC SMALL CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE DYNAMIC SMALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Dynamic Small Cap Fund (the “Fund”) is long-term capital appreciation.
NORTH SQUARE KENNEDY MICROCAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE KENNEDY MICROCAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Kennedy MicroCap Fund (the “Fund”) is to provide capital appreciation.
NORTH SQUARE SELECT SMALL CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE SELECT SMALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Select Small Cap Fund (the “Fund”) is to seek long-term capital appreciation.
NORTH SQUARE SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Small Cap Value Fund (the “Fund”) is long-term capital appreciation.
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Altrinsic International Equity Fund (the “Fund”) is to provide long-term growth of capital.
NORTH SQUARE CORE PLUS BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE CORE PLUS BOND FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of the North Square Core Plus Bond Fund (the “Fund”) are to seek high current income and long-term capital appreciation.
NORTH SQUARE MCKEE BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE MCKEE BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the North Square McKee Bond Fund (the “Fund”) is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg US Aggregate Bond Index (the “Bloomberg Index”), with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management.

NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Preferred and Income Securities Fund (the “Fund”) is to seek total return through current income and capital appreciation.
NORTH SQUARE STRATEGIC INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE STRATEGIC INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objectives of the North Square Strategic Income Fund (the “Fund”) are to seek high current income and to seek long-term capital appreciation.
NORTH SQUARE MULTI STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE MULTI STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Multi Strategy Fund (the “Fund”) is to provide capital appreciation.
NORTH SQUARE SPECTRUM ALPHA FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE SPECTRUM ALPHA FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Spectrum Alpha Fund (the “Fund”) is to provide capital appreciation.
NORTH SQUARE TACTICAL DEFENSIVE FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE TACTICAL DEFENSIVE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Tactical Defensive Fund (the “Fund”) is to seek capital appreciation.
NORTH SQUARE TACTICAL GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE TACTICAL ALLOCATION FUND (formerly North Square Tactical Growth Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Tactical Allocation Fund (formerly North Square Tactical Growth Fund) (the “Fund”) is to seek long-term capital appreciation.
NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the “Fund”) is to seek high current income and long-term capital appreciation with an emphasis on tax-advantaged qualified dividend income (“QDI”).